Cash and Cash Equivalents - Summary of Cash and Cash Equivalents (Detail) $ in Millions, $ in Millions	Dec. 31, 2017 TWD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 TWD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 TWD ($)	Dec. 31, 2014 TWD ($)
Disclosure of financial assets [abstract]
Cash and deposits in banks	$ 551,919.8		$ 536,895.3
Agency bonds	776.0
Commercial paper	695.9		1,997.2
Repurchase agreements collateralized by corporate bonds			2,361.3
Cash and cash equivalents	$ 553,391.7	$ 18,670.4	$ 541,253.8	$ 18,260.9	$ 562,688.9	$ 358,449.0